Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of estimate useful life of property, plant and equipment
Category	Estimated useful life
Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Schedule of estimated useful lives of the intangible assets

Category	Estimated useful life
Customer relationships	3 years
Trade names	10 years
Technologies	7 years

Schedule of online advertising and promotional service provider

	For the year ended December 31,
	2018	2019	2020
Total number of online advertising and promotional service providers	32	25	41
Number of online service providers that accounted for 10% or more of the Group's online advertising and promotional service	2	2	2
Total percentage of the Group's online advertising and promotional service expenses that were paid to these service providers who accounted for 10% or more of the Group’s online advertising and promotional service expenses	43%	55%	43%